Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies:

Legal proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. As part of the normal course of operations, the Company’s customers may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

Other than the cases mentioned above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

Guarantee on performance of loans of the 2020 Joint Venture

On December 10, 2020, the Company entered into a corporate guarantee agreement with Alpha Bank of Greece (which was amended on February 2, 2022) in respect of the obligations of its 50% subsidiaries, California 19 Inc. and California 20 Inc., under the Loan Agreement dated March 12, 2020, which was further amended on September 27, 2024 (Note 16) to increase the drawdown amount to $30,000 per company, for a total loan facility as at the time of said amendment of $60,000 ($59,000 as of December 31, 2024) for the financing of M/T Eco Yosemite Park and M/T Eco Joshua Park (the “Alpha Corporate Guarantee”). The Company assigns zero probability of default to said loan agreements and hence has not established any provisions for losses relating to this matter.

Capital Expenditures under the Company’s Newbuilding program:

On April 11, 2025 the Company entered into an SPA for the purchase of the Newbuilding Yacht with Mr. Evangelos J. Pistiolis and as a result of this transaction the Company has remaining contractual commitments as of the SPA’s Closing Date, that are non-recourse to the Company, totaling Euro 42,000 or $46,200 (Euro 6,500 or $7,150 payable in 2025, Euro 18,000 or $19,800 payable in 2026 and Euro 17,500 or $19,250 payable in 2027).

Furthermore, as of the SPA’s Closing Date and pursuant to the Newbuilding Yacht SPA, the Company has additional contractual obligations to the Seller of the Newbuilding Yacht amounting to $17,654, up to December 31, 2026, with installments to be paid on the Company’s option (see Note 5).

Environmental Liabilities:

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the consolidated financial statements.